Adoption of new and amended standards and interpretations	12 Months Ended
Dec. 31, 2025
Disclosure of Changes in Disclosures [Abstract]
Adoption of new and amended standards and interpretations
5. Adoption of new and amended standards and interpretations
The Company applied for the first-time certain standards and amendments, which are effective for annual periods beginning on or after 1 January 2025 (unless otherwise stated). The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.
Amendments to IAS 21- Lack of Exchangeability
For annual reporting periods beginning on or after January,1 2025, the amendment specifies how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking. The amendments also require disclosure of information that enables users of its financial statements to understand how the currency not being exchangeable into the other currency affects, or is expected to affect, the entity’s consolidated financial performance, financial position and cash flows.
The amendments did not have a material impact on the Company’s consolidated financial statements.